UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2013

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

 Curtis Holden               Houston, Texas           May 13, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               47
                                                  -----------------------

Form 13F Information Table Value Total:            $ 153806.345X1000
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

	COLUMN 1			COLUMN 2	  COLUMN 3	COLUMN 4	 COLUMN 5	  COLUMN 6   COLUMN 7	COLUMN 8
					TITLE OF			 VALUE		SHRS OR	SH/ PUT/ INVESTMENT  OTHER	VOTING AUTHORITY
NAME OF ISSUER		 		CLASS		  CUSIP		(X$1000)	PRN AMT	PRN CALL DISCRETION  MANAGERS	SOLE	SHARED	NONE
---------------------------------------------------------------------------------------------------
3M COMPANY 				COM		  88579Y101	 398.237	    3746SH	  SOLE					  3746
AMERICAN ELECTRIC TECHS			COM		  025576109	 151.639	   29107SH	  SOLE					 29107
APPLE INC 				COM		  037833100	 536.061	    1211SH	  SOLE					  1211
BAXTER INTERNATIONAL INC 		COM		  071813109	 413.612	    5694SH	  SOLE					  5694
BOEING CO 				COM		  097023105	 573.650	    6682SH	  SOLE					  6682
CHEVRON CORPORATION 			COM		  166764100	 453.774	    3819SH	  SOLE					  3819
EMERSON ELECTRIC CO 			COM		  291011104	 330.471	    5915SH	  SOLE					  5915
ENTERPRISE PRODS PARTNERS L		COM		  293792107	 407.199	    6754SH	  SOLE					  6754
EXXON MOBIL CORPORATION 		COM		  30231G102	3200.887	   35522SH	  SOLE					 35522
FREEPORT MCMORAN COPPER 		COM		  35671D857	 238.254	    7198SH	  SOLE					  7198
GENERAL ELECTRIC COMPANY 		COM		  369604103	 220.981	    9558SH	  SOLE					  9558
GOOGLE INC				CL A		  38259P508	 482.868	     608SH	  SOLE					   608
RYDEX ETF TRUST				GUG S&P500 EQ WT  78355W106	3909.641	   65554SH	  SOLE					 65554
HOME DEPOT INC 				COM		  437076102	 346.248	    4962SH	  SOLE					  4962
ISHARES TR				BARCLYS 1-3YR CR  464288646	 606.855	    5750SH	  SOLE					  5750
ISHARES TR 				MSCI ACJPN IDX	  464288182	 442.686	    7493SH	  SOLE					  7493
ISHARES TR 				RUSSELL MIDCAP	  464287499	1124.225	    8832SH	  SOLE					  8832
JOHNSON & JOHNSON			COM		  478160104	 235.703	    2891SH	  SOLE					  2891
JP MORGAN CHASE & CO			ALERIAN ML ETN	  46625H365    14588.938	  320777SH	  SOLE					320777
MARKET VECTORS ETF TR			AGRIBUS ETF	  57060U605	7967.902 	  147145SH	  SOLE					147145
MC DONALDS CORP 			COM		  580135101	 442.923	    4443SH	  SOLE					  4443
NAVIDEA BIOPHARMA 			COM		  63937X103	  56.056	   20685SH	  SOLE					 20685
NORFOLK SOUTHERN CORP 			COM		  655844108	 308.320	    4000SH	  SOLE					  4000
PEPSICO INCORPORATED 			COM		  713448108	1006.437	   12722SH	  SOLE					 12722
PIMCO ETF TR				0-5 HIGH YIELD	  72201R783	 259.334	    2480SH	  SOLE					  2480
POWERSHARES ETF TR II			S&P500 LOW VOL	  73937B779	6800.988	  218822SH	  SOLE					218822
POWERSHS QQQ TRUST SER 1 		UNIT SER 1	  73935A104	3128.548	   45361SH	  SOLE					 45361
PRECISION CASTPARTS CORP		COM		  740189105	 284.430	    1500SH	  SOLE					  1500
PROCTER & GAMBLE 			COM		  742718109	 420.054	    5451SH	  SOLE					  5451
S P D R S&P 500 ETF TR EXPIRING 01/22/21TR UNIT		  78462F103    15106.591	   96423SH	  SOLE					 96423
SCHLUMBERGER LTD       F 		COM		  806857108	 349.212	    4663SH	  SOLE					  4663
SELECT SECTOR SPDR TR			SBI INT-ENERGY	  81369Y506	4683.652	   59055SH	  SOLE					 59055
SELECT SECTOR SPDR TR			SBI INT-INDS	  71369Y704      208.800	    5000SH	  SOLE					  5000
SPDR DOW JONES INDL AVRG ETF		UT SER 1	  78467X109    37723.183	  259587SH	  SOLE					259587
SPDR GOLD TRUST				GOLD SHS	  78463V107	1477.075	    9368SH	  SOLE					  9368
SPDR SERIES TRUST			S&P DIVID ETF	  78464A763     8211.862	  124441SH	  SOLE					124441
SPDR S&P MIDCAP 400 ETF  TR		UTSER1 S&PDCRP	  78467Y107    13764.762	   65634SH	  SOLE					 65634
TRANSOCEAN LTD				REG SHS		  H8817H100	 211.893	    4078SH	  SOLE					  4078
UNION PACIFIC CORP 			COM		  907818108      407.577	    2862SH	  SOLE					  2862
UNITED TECHNOLOGIES CORP 		COM		  913017109	 865.349	    9262SH	  SOLE					  9262
VANGUARD SPECIALIZED PORTFOL		DIV APP ETF	  921908844      617.580	    9400SH	  SOLE					  9400
VANGUARD INDEX FDS			GROWTH ETF	  922908736	8901.171	  114839SH	  SOLE					114839
VANGUARD INDEX FDS			LARGE CAP ETF	  922908637	9332.298 	  130085SH	  SOLE					130085
VANGUARD INTL EQUITY INDEX F		MSCI EMR MKT ETF  922042858	 815.100	   19000SH	  SOLE					 19000
VANGUARD SCOTTSDALE FDS			SHRT-TERM CORP	  92206C409	 514.176            6400SH	  SOLE					  6400
VANGUARD WORLD FDS			UTILITIES ETF	  92204A876	 491.550	    5800SH	  SOLE					  5800
WAL-MART STORES INC 			COM		  931142103	 817.293	   10922SH	  SOLE					 10922

TOTAL	$153806.345X1000


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